Annual Operating Expenses {- Fidelity® New Millennium Fund®} - 11.30 Fidelity New Millennium Fund - PRO-06 - Fidelity® New Millennium Fund® - Fidelity New Millennium Fund-Default	Jan. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.55%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.